Note 17 - Related Parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Parties

Note 17 — Related Parties

Set out in the table below are the related parties with which Opera had transactions or outstanding balances in the periods included in these consolidated financial statements:

Related parties	Nature of related party relationship
Keeneyes Future Holding Inc.	Entity controlled by Opera’s executive chairman.
Kunlun Tech Co., Ltd., and its subsidiaries (“Kunlun”)	Kunlun Tech Co., Ltd. is the ultimate parent of Opera and is controlled by Opera’s executive chairman.
nHorizon Infinite (Beijing) Software Ltd. (“nHorizon Infinite”)	Entity over which Opera had joint control.
OPay Ltd., and its subsidiaries (“OPay”)	Opera’s executive chairman has significant influence over OPay and he is a member of its key management personnel.
Verda Venture, LLC, Series 4 (“MiniPay Fund”)	Entity over which Opera has significant influence.

Transactions with Related Parties

In January 2023, Opera sold marketable securities to Kunlun and Keeneyes Future Holding for $51.2 million and $7.8 million, respectively. The securities had been acquired under a program that was terminated after the sale (see Note 16). The transaction price was based on the daily average closing price over the 15 trading days preceding the sale date. The resulting receivables were settled through offsets against dividends payable to Kunlun and Keeneyes Future Holding following the special dividend declared in the same month (see Note 16).

In January 2023, Opera entered into a strategic cooperation agreement with nHorizon Infinite under which nHorizon Infinite sources advertising inventory from supply-side platforms and publishers for resale by Opera to its customers. Under the agreement, nHorizon Infinite is entitled to 30% of the net revenue generated from such sales. At the time the agreement was entered into, nHorizon Infinite was classified as a joint venture, but later in 2023, the arrangement establishing joint control was terminated. The related party transactions table below includes income and expenses from transactions with nHorizon Infinite only for the period during which it was classified as a joint venture.

In May 2024, Opera entered into an agreement with Kunlun under which Opera provides on-demand cloud computing resources, subject to available excess capacity, in exchange for fixed monthly fees per server instance. Revenue recognized under this arrangement was $0.7 million in 2024 and $1.5 million in 2025.

In July 2024, Opera entered into subscription and capital commitment agreements with the MiniPay Fund, a venture fund managed by Verda Ventures (see Note 11). The investment is accounted as an associate under the equity method, as Opera has significant influence over the fund. During 2024 and 2025, Opera made capital contributions of $1.25 million and $2.5 million, respectively, and had remaining capital commitments of $6.25 million as of December 31, 2025.

Kunlun has granted share options under its share incentive plan to certain Opera employees in respect of services provided to Opera. Opera has no obligation to settle the awards, and the awards do not result in dilution of Opera’s shareholders, as they are settled in Kunlun shares. Opera recognizes the fair value of the awards as a share-based compensation expense over the vesting period, with a corresponding increase in equity, reflecting an equity contribution from Kunlun. See Note 4 for additional details of Kunlun’s share incentive plan.

Opera purchases various services from Kunlun in the ordinary course of business, including a lease of office premises in Beijing, China, and engineering services. In addition, certain costs incurred by Opera as a subsidiary of Kunlun are reimbursed by Kunlun.

The following table summarizes the amounts of transactions with related parties by type of transaction (in thousands):

	Year Ended December 31,
	2023	2024	2025
Keeneyes Future Holding:
Sale of marketable securities	$7,800	$—	$—
Kunlun:
Sale of goods and services	$926	$744	$1,830
Purchases of goods and services	$(1,361)	$(615)	$(482)
Share-based compensation	$(6,450)	$(2,872)	$(2,797)
Interest income on Star X receivable	$1,556	$165	$—
Sale of marketable securities	$51,208	$—	$—
nHorizon Infinite:
Sale of goods and services	$42	$—	$—
Purchases of goods and services	$(2,448)	$—	$—
MiniPay Fund:
Investment in units	$—	$1,250	$2,500

See Note 4 for details of key management personnel compensation.

Balances with Related Parties

The table below shows outstanding balances with related parties (in thousands):

	As of December 31, 2024		As of December 31, 2025
	Receivables	Payables	Receivables	Payables
Kunlun	$233	$24	$330	$120
OPay	479	—	—	—
Total	$713	$24	$330	$120

Loss allowances on related-party receivables were less than $0.1 million as of December 31, 2025 (2024: $0.1 million).